Non-Financial Assets - Summary of Non-Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current non-financial assets [Abstract]
Advance payments	₩ 632,235	₩ 467,156
Prepaid expenses	416,297	431,087
Greenhouse gas emissions rights	107,550	211,969
Other quick assets	205,548	157,702
Others	313,098	369,671
Current non-financial assets	1,361,630	1,267,914
Non-current non-financial assets [Abstract]
Advance payments	634,986	66,174
Prepaid expenses	236,141	221,922
Greenhouse gas emissions rights	0	0
Other quick assets	142,124	40,108
Others	142,124	40,108
Non-current non-financial assets	₩ 1,013,251	₩ 328,204